UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21630

NT Alpha Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Joseph W. McInerney, President and Principal Executive Officer

NT Alpha Strategies Fund

300 Atlantic Street, Suite 400

Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

NT ALPHA STRATEGIES FUND
SCHEDULE OF INVESTMENTS	JUNE 30, 2008 (UNAUDITED)
NT ALPHA STRATEGIES FUND

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS - 89.7%
Commodity Trading Advisor - 6.8%
(Cost $15,600,000)
BlueTrend Fund, L.P.	$7,825,000
Crabel Fund, L.P., Class A&F	9,058,000

16,883,000

Convertible Bond Arbitrage - 5.2%
(Cost $11,650,000)
Investcorp Interlachen Multi-Strategy Fund, LLC	12,934,000

Distressed - 7.0%
(Cost $15,150,000)
Strategic Value, L.P.	6,900,000
York Credit Opportunities Fund, L.P.	10,478,000

17,378,000

Emerging Markets - 5.1%
(Cost $11,800,000)
Everest Capital Emerging Markets, L.P.	6,788,000
Hermitage Global Partners, L.P.	5,886,000

12,674,000

Equity Market Neutral - 4.6%
(Cost $9,111,000)
O’Connor Global Fundamental Long/Short, LLC	5,457,000
Temujin Fund, L.P.	6,128,000

11,585,000

Event Driven- 4.4%
(Cost $4,574,000)
Paulson Advantage Plus, L.P.	10,910,000

Fixed Income Arbitrage - 7.0%
(Cost $17,661,000)
Burnaby Catastrophe Fund, L.P. *	104,000
Nephila Catastrophe Fund, L.P. *	5,043,000
ParkCentral Global, L.P.	9,489,000
Triton Fund, L.P. *	2,828,000

17,464,000

Global Macro - 7.2%
(Cost $15,206,000)
Galtere International Master Fund, L.P.	12,306,000
Third Wave Global Macro Fund, L.P.	5,668,000

17,974,000

Non-U.S. Equity Hedge - 8.8%
(Cost $21,435,000)
Brevan Howard Equity Strategies Fund, L.P.	2,105,000
InvestCorp WMG Asia Fund, LLC	5,557,000
TT Mid Cap Europe Long/Short Alpha Fund Limited	9,803,000
Zebedee European Fund Limited	4,467,000

21,932,000

Relative Value Arbitrage - 2.3%
(Cost $5,402,000)
TCM Spectrum Fund (QP), L.P. *	254,000
Tennenbaum Multi-Strategy Fund I, LLC	5,629,000

5,883,000

Sector Hedge - 7.7%
(Cost $16,450,000)
Expo Health Sciences Fund, L.P.	6,362,000
FrontPoint Energy Horizons Fund, L.P.	7,234,000
Loomis Sayles Consumer Discretionary Hedge Fund, L.P.	5,628,000

19,224,000

Short Bias - 5.0%
(Cost $11,037,000)
Dialectic Antithesis Partners, L.P.	10,808,000
Perennial Investors (QP), L.P.	1,576,000

12,384,000

Statistical Arbitrage - 2.7%
(Cost $5,948,000)
AQR Global Stock Selection Institutional Fund, L.P.	3,572,000
Blue Matrix, L.P.	3,072,000

6,644,000

U.S. Equity Hedge - 15.9%
(Cost $37,767,000)
Alydar QP Fund, L.P.	8,961,000
CCM Small Cap Value Qualified Fund, L.P.	1,279,000
Harvest Small Cap Partners, L.P.	6,735,000
Ironworks Partners, L.P.	6,966,000
Kinetics Institutional Partners, L.P.	2,557,000
Redstone Investors, L.P.	6,110,000
STG Capital Partners, QP L.P.	7,123,000

39,731,000

Total Sub-Funds
(Cost $198,791,000)	223,600,000

QUARTERLY REPORT 1 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND
SCHEDULE OF INVESTMENTS	JUNE 30, 2008 (UNAUDITED)
NT ALPHA STRATEGIES FUND (continued)

	PRINCIPAL AMOUNT	VALUE
CASH EQUIVALENT - 11.0%
HSBC Bank PLC, London, Eurodollar Time Deposit, 3.5%, 7/1/08	$27,320,000	$27,320,000

Total Cash Equivalent

(Cost $27,320,000)		27,320,000
TOTAL INVESTMENTS - 100.7%

(Cost $226,111,000)		250,920,000
Liabilities less Other Assets - (0.7)%		(1,744,000)

NET ASSETS - 100.0%		$249,176,000

*	During the current year, a portion of the underlying investments’ value in the Burnaby Catastrophe Fund, L.P., Nephila Catastrophe Fund, L.P., TCM Spectrum Fund (QP), L.P. and Triton Fund, L.P. was placed in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.2% of the Fund’s net assets are in side pocket arrangements.

Sub-Fund investments are non-income producing.

At June 30, 2008, the NT Alpha Strategies Fund’s investments as a percentage of total net assets were diversified as follows:

SECTOR WEIGHTINGS	PERCENTAGE
Commodity Trading Advisor	6.8%
Convertible Bond Arbitrage	5.2
Distressed	7.0
Emerging Markets	5.1
Equity Market Neutral	4.6
Event Driven	4.4
Fixed Income Arbitrage	7.0
Global Macro	7.2
Non-U.S. Equity Hedge	8.8
Relative Value Arbitrage	2.3
Sector Hedge	7.7
Short Bias	5.0
Statistical Arbitrage	2.7
U.S. Equity Hedge	15.9
Cash, Cash Equivalents and Liabilities less Other Assets	10.3

Total	100.0%

At June 30, 2008, the NT Alpha Strategies Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
British Virgin Islands	$10,106,000	$12,306,000
Cayman Islands	13,135,000	14,270,000
United States	175,550,000	197,024,000

Total		$223,600,000

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NT Alpha Strategies Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—
Level 2	27,320,000	—
Level 3	223,600,000	—

Total	$250,920,000	$—

*	Other financial instruments include futures and forwards, if applicable.

NT ALPHA STRATEGIES FUND 2 QUARTERLY REPORT

NT ALPHA STRATEGIES FUND
SCHEDULE OF INVESTMENTS	JUNE 30, 2008 (UNAUDITED)
NT ALPHA STRATEGIES FUND (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/08	$155,345,000	$—
Realized gain (loss)	493,000	—
Change in unrealized appreciation/depreciation	4,984,000	—
Net purchases (sales)	62,778,000	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$223,600,000	$—

*	Other financial instruments include futures and forwards, if applicable.

QUARTERLY REPORT 3 NT ALPHA STRATEGIES FUND

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act are attached hereto.

EX-99.CERT

Certifications

I, Joseph W. McInerney, certify that:

1. I have reviewed this report on Form N-Q of NT Alpha Strategies Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: August 28, 2008	/s/ Joseph W. McInerney
Joseph, W. McInerney, President
(Principal Executive Officer)

EX-99.CERT

Certifications

I, Randal Rein, certify that:

1. I have reviewed this report on Form N-Q of NT Alpha Strategies Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: August 28, 2008	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NT Alpha Strategies Fund
By:	/s/ Joseph W. McInerney
Joseph W. McInerney, President
(Principal Executive Officer)

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph W. McInerney
Joseph W. McInerney, President
(Principal Executive Officer)

Date:	August 28, 2008

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 28, 2008